Cash and Investments - Assets pledged to third parties (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets pledged to third parties
Cash and Investments
Financial assets pledged as collateral	$ 8,555.9	$ 7,335.2
Regulatory deposits
Cash and Investments
Financial assets pledged as collateral	6,701.0	5,724.2
Security for reinsurance and other
Cash and Investments
Financial assets pledged as collateral	$ 1,854.9	$ 1,611.0